ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Components of accrued expenses

(in thousands of $)	2014	2013
Vessel operating and drydocking expenses	13,443	6,890
Administrative expenses	6,054	6,105
Interest expense	11,627	9,792
	31,124	22,787